Fees Summary	Aug. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 325,000,000
Previously Paid Amount	0
Total Fee Amount	49,757.5
Total Offset Amount	0
Net Fee	$ 49,757.5